VANECK ENVIRONMENTAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 94.9%
Australia : 2.8%
Allkem Ltd. * 12,411 $ 92,802
Ecograf Ltd. * † 86,700 6,127
Jervois Global Ltd. * 24,900 558
99,487
Brazil : 0.5%
Yara International ASA (NOK) 470 17,747
Underline
British Virgin Islands : 0.1%
Talon Metals Corp. (CAD) * 17,050 3,264
Underline
Canada : 1.3%
Ballard Power Systems, Inc.
(USD) * † 1,900 6,973
Euro Manganese, Inc.
(AUD) * 92,600 8,316
Li-Cycle Holdings Corp.
(USD) * † 2,760 9,798
Maple Leaf Foods, Inc. 1,040 19,985
45,072
China : 6.1%
BYD Co. Ltd. (HKD) 4,500 138,645
Contemporary Amperex
Technology Co. Ltd. 1,800 50,326
Flat Glass Group Co. Ltd.
(HKD) † 12,000 26,847
215,818
Denmark : 4.2%
Novozymes A/S 1,030 41,442
Orsted AS 144A 840 45,699
Vestas Wind Systems A/S * 2,800 59,903
147,044
Finland : 2.6%
Neste Oyj † 2,710 91,784
Underline
France : 6.6%
Cie de Saint-Gobain 440 26,334
Engie SA 6,800 104,286
Legrand SA 520 47,781
Nexans SA 730 59,185
237,586
Germany : 3.4%
Infineon Technologies AG 3,710 122,878
Underline
Ireland : 0.5%
Kerry Group Plc 230 19,218
Underline
Isle of Man : 0.0%
Agronomics Ltd. * 14,600 1,746
Underline
Italy : 1.3%
Enel SpA 7,600 46,609
Underline
Japan : 2.5%
Keyence Corp. 240 88,758
Underline
Netherlands : 1.4%
OCI NV 1,780 49,497
Underline
Norway : 2.1%
FREYR Battery SA (USD) * 15,260 74,621
Underline
South Korea : 4.1%
LG Energy Solution Ltd. * 240 84,638
Number
of Shares Value
South Korea (continued)
Samsung SDI Co. Ltd. 160 $ 60,466
145,104
Spain : 1.2%
Avangrid, Inc. (USD) 950 28,662
Soltec Power Holdings SA * 4,800 15,685
44,347
Sweden : 3.6%
Atlas Copco AB 8,400 112,818
Oatly Group AB (ADR) * † 12,650 11,336
124,154
Switzerland : 0.6%
Givaudan SA 7 22,791
Underline
United States : 50.0%
Array Technologies, Inc. * 3,720 82,547
Ball Corp. 1,100 54,758
Beyond Meat, Inc. * † 340 3,271
Bloom Energy Corp. * † 1,900 25,194
Bunge Ltd. 490 53,043
CF Industries Holdings, Inc. 660 56,588
Clean Harbors, Inc. * 250 41,840
Corteva, Inc. 340 17,394
Deere & Co. 400 150,951
Enphase Energy, Inc. * 260 31,239
EVgo, Inc. * 8,000 27,040
Generac Holdings, Inc. * 310 33,778
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 1,835 38,902
Ingredion, Inc. 210 20,664
International Flavors &
Fragrances, Inc. 190 12,952
John Bean Technologies
Corp. 110 11,565
Lindsay Corp. 150 17,652
MP Materials Corp. * † 2,260 43,166
NextEra Energy Partners LP 730 21,681
Ormat Technologies, Inc. 1,150 80,408
Pentair Plc 990 64,103
Piedmont Lithium, Inc. * † 1,460 57,962
Plug Power, Inc. * † 1,300 9,880
Quanta Services, Inc. 1,330 248,802
Republic Services, Inc. 690 98,332
SolarEdge Technologies,
Inc. * 390 50,509
Stem, Inc. * † 10,020 42,485
Sunnova Energy
International, Inc. * † 4,100 42,927
Teradyne, Inc. 640 64,294
Tesla, Inc. * 360 90,079
TPI Composites, Inc. * † 2,500 6,625
Trimble, Inc. * 1,800 96,948
Xylem, Inc. 1,000 91,030
1,788,609
Total Common Stocks
(Cost: $4,963,626) 3,386,134

VANECK ENVIRONMENTAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MASTER LIMITED PARTNERSHIP : 0.7%
(Cost: $45,048)
Canada : 0.7%
Brookfield Renewable
Partners LP (USD) 1,200 $ 26,088
Underline
MONEY MARKET FUND : 4.6%
(Cost: $165,299)
Invesco Treasury Portfolio -
Institutional Class 165,299 165,299
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $5,173,973) 3,577,521
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.0%
Money Market Fund: 4.0%
(Cost: $143,065)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 143,065 $ 143,065
Total Investments: 104.2%
(Cost: $5,317,038) 3,720,586
Liabilities in excess of other assets: (4.2)% (150,631)
NET ASSETS: 100.0% $ 3,569,955
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
CAD Canadian Dollar
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $376,341.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $45,699, or
1.3% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Advanced Materials 24.0% $ 860,889
Smart Resource Management 23.0 821,184
Renewable Energy 22.6 803,545
Agriculture Technology 12.6 453,601
Recycling 5.7 204,728
Water 4.8 172,785
Basic Materials 1.6 56,588
Financial 1.1 38,902
Money Market Fund 4.6 165,299
100.0% $ 3,577,521